Employee benefit plans - Pension Plan Investment Assets on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
United States
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 5,046	$ 5,089
United States | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,810	4,920
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	936	920
United States | Level 1, 2 and 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	392	373
United States | Level 1, 2 and 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	141	116
United States | Level 1, 2 and 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	535	530
United States | Level 1, 2 and 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,456	2,539
United States | Level 1, 2 and 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	184	233
United States | Level 1, 2 and 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	65	110
United States | Level 1, 2 and 3 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	21	30
United States | Level 1, 2 and 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	33	26
United States | Level 1, 2 and 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	35
United States | Level 1, 2 and 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	8
United States | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,520	1,537
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	936	920
United States | Level 1 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	392	373
United States | Level 1 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	184	233
United States | Level 1 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1	3
United States | Level 1 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 1 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	7	8
United States | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	3,290	3,383
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	141	116
United States | Level 2 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	535	530
United States | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,456	2,539
United States | Level 2 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 2 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	65	110
United States | Level 2 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	20	27
United States | Level 2 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	33	26
United States | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	40	35
United States | Level 2 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Non-U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. equity
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Commingled
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. Treasury securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | State and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Non-U.S. government
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | U.S. government agencies
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | Level 3 | Exchange-traded funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
United States | NAV | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	232	164
United States | NAV | Venture capital and partnership interests
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4	5
Foreign
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	971	1,052
Foreign | Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	888	938
Foreign | Level 1, 2 and 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	588	659
Foreign | Level 1, 2 and 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	144	137
Foreign | Level 1, 2 and 3 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	139	123
Foreign | Level 1, 2 and 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19
Foreign | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	17	19
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	871	919
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	588	659
Foreign | Level 2 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	144	137
Foreign | Level 2 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	139	123
Foreign | Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Sovereign/government obligation funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	0	0
Foreign | NAV | Other assets measured at NAV
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 83	$ 114